Definite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount, Core deposits	$ 1,732
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, Core deposits	4,000	$ 4,000
Accumulated Amortization, Core deposits	(2,268)	(1,885)
Net Carrying Amount, Core deposits	$ 1,732	$ 2,115